BORROWINGS	12 Months Ended
Dec. 31, 2025
BORROWINGS
BORROWINGS

11    BORROWINGS

The Company’s borrowings consisted of the following:

	As of December 31,
	2024	2025

Short-term borrowings	1,798,531	411,402
Current portion of long-term borrowings	2,543,118	2,540,332
Sub-total	4,341,649	2,951,734
Long-term borrowings, excluding current portion	21,905,985	23,363,213
Total borrowings	26,247,634	26,314,947

Short-term borrowings

The Company’s short-term borrowings consisted of the following:

	As of December 31,
	2024	2025

Unsecured short-term borrowings	1,798,531	411,402

The weighted average interest rates of short-term borrowings outstanding as of December 31, 2024 and 2025 were 6.39% and 2.20% per annum, respectively, taking into the consideration of debt issuance costs incurred relating to the facilities.

Long-term borrowings

The Company’s long-term borrowings consisted of the following:

	As of December 31,
	2024	2025

Unsecured long-term borrowings	30,743	254,986
Secured long-term borrowings	24,418,360	25,648,559
	24,449,103	25,903,545

Long-term borrowings were secured by the following assets:

	As of December 31,
	2024	2025

Accounts receivable	2,383,419	1,285,163
Other current assets	87,225	80,687
Property and equipment, net	8,310,725	7,859,451
Prepaid land use rights, net	16,791	7,215
Operating lease ROU assets	3,639,061	3,470,272
Other non-current assets	19,052	11,423
	14,456,273	12,714,211

In addition to the above assets pledged for secured borrowings, some of the borrowings were guaranteed by the equity interests of the subsidiaries of GDS Holdings.

The weighted average interest rates of long-term borrowings as of December 31, 2024 and 2025 were 4.12% and 3.90% per annum, respectively, taking into the consideration of debt issuance costs incurred relating to the facilities.

The outstanding long-term borrowings mature serially from 2026 to 2040. The aggregate maturities of the above long-term borrowings for each for the five years and thereafter subsequent to December 31, 2025 are as follows:

Long-term borrowings
Twelve months ending December 31,
2026	2,540,332
2027	3,245,423
2028	3,344,093
2029	2,561,510
2030	3,895,671
Thereafter	10,316,516
25,903,545

The Company entered into secured loan agreements with various financial institutions for project development and working capital purpose with terms ranging from 1 to 15 years.

As of December 31, 2025, the Company had total working capital and project financing credit facilities of RMB28,329,492 from various financial institutions, of which the unused amount was RMB3,563,408. As of December 31, 2025, the Company had drawn down RMB24,766,084 from such facilities, of which RMB406,762 (net of debt issuance costs of RMB3,238) was recorded in short-term borrowings and RMB24,307,899 (net of debt issuance costs of RMB48,185) was recorded in long-term borrowings, respectively. In addition, the Company also had certain borrowings from non-financial institutions.

Drawdowns from the credit facility from financial institutions are subject to the approval of the banks and are subject to the terms and conditions of each agreement.

More specifically, the terms of these secured loan facility agreements generally include one or more of the following conditions. If any of the below conditions were to be triggered, the Company could be obligated to notify the lender or repay any loans outstanding immediately or on an accelerated repayment schedule.

Below are the terms and conditions for project loan facilities as of December 31, 2025:

(i)

GDS Holdings and GDS Investment Company are not or cease to be, directly or indirectly, the legal and beneficial owner of 100% of the equity interests of, and have the power (whether by way of ownership of shares, proxy, contract, agency or otherwise) to control, GDS Investment Company (in the case of GDS Holdings), GDS Beijing, Global Data Solutions Co., Ltd. (“GDS Suzhou”), a subsidiary company of GDS Beijing and the relevant borrowing subsidiaries;

(ii)	Management HoldCo ceases to, directly or indirectly, own at least 100% of the equity interests of and have the power to control GDS Beijing or GDS Suzhou;
(iii)

GDS Beijing, GDS Suzhou and the relevant borrowing subsidiaries cease to, directly or indirectly, be the legal and beneficial owner of 100% of the equity interests of, and have the power (whether by way of ownership of shares, proxy, contract, agency or otherwise) to control, their consolidated subsidiaries;

(iv)

GDS Holdings is not or cease to be, directly or indirectly, the legal and beneficial owner of all equity interests held by it in the relevant borrowing subsidiaries, or have the power (whether by way of ownership of shares, proxy, contract, agency or otherwise) to control the relevant borrowing subsidiaries;

(v)	there are changes in the shareholding structure of a principal operating subsidiary of GDS Holdings, as defined in the relevant loan facility agreement;
(vi)

there are changes in the controlling shareholders or the beneficial owners of the relevant borrowing subsidiaries which could have a material adverse effect on their performance of the loan facility agreements; and

(vii)

the IDC license of GDS Beijing, the borrowing subsidiaries, other affiliated entities, or the authorization by GDS Beijing to one such subsidiary to operate the data center business and provide IDC services under the auspices of the IDC license held by GDS Beijing, is cancelled or fails to be renewed on or before the expiry date.

There are certain other events in the loan facility agreements the occurrence of which could obligate GDS Holdings to notify the lender or repay any loans outstanding immediately or on an accelerated repayment schedule, including, among others, if the borrowing subsidiary fails to use the loan in accordance with the use of proceeds as provided in the loan facility agreement, the borrowing subsidiary violates or fails to perform any of its commitments under the loan facility agreement, or if GDS Holdings fails to maintain its shares listed on at least one of the following stock exchanges before the maturity date under the relevant loan facility agreement: (i) Nasdaq; or (ii) The Singapore Exchange Securities Trading Limited; or (iii) The Hong Kong Stock Exchange; or (iv) any other stock exchange acceptable to the lender. The terms of these loan agreements also include cross default provisions which could be triggered if the Company (i) fails to repay any financial indebtedness in an aggregate amount equivalent to or exceeding RMB50,000 when due or within any originally applicable grace period; (ii) fails to repay any financial indebtedness or perform any of its obligations under any agreement which could have a material adverse effect on its performance of the loan facility agreements; (iii) fails to repay any financial indebtedness raised with any financial institution; or (iv) fails to perform any loan facility agreement with any financial institution which could result in immediate or accelerated repayment of the financial indebtedness or downgrading of the borrowing subsidiary by any credit rating agency administered by the People’s Bank of China (“PBOC”) in accordance with the regulations promulgated by PBOC governing loan market rating standards. As of December 31, 2025, the Company was in compliance with all of the abovementioned covenants.